DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, DC 20006-2401
TELEPHONE:  202-261-3300
FACSIMILE:  202-261-3333

April 14, 2005

Vincent Di Stefano
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Capstone Church Bond Fund
      File Nos. 333-120044; 811-21662

Dear Mr. Di Stefano:

Following are our responses to your comments of March 17, 2005 on the amendment to Registrant's registration statement of Form N-2 filed February 28, 2005.

COMMENTS ON CAMCO/CPCF, INC. RELATIONSHIP

Comment 1. Explain whether CPCF, Inc. is a "promoter," as that term is defined in Section 2(a)(30) of the Investment Company Act of 1940. If CPCF, Inc. is a promoter, this may raise questions under Section 17 regarding purchases and sales of Fund portfolio securities from and to CPCF, Inc.

Section 2(a)(30) provides:

"Promoter" of a company or a proposed company means a person who, acting alone or in concert with other persons, is initiating or directing, or has within one year initiated or directed, the organization of such company.

Response: The decision to organize the Fund was made by Capstone Asset Management Company ("CAMCO"), the Fund's investment adviser. The decision was approved and ratified by the Fund's Board of Trustees. CAMCO has for several years been developing funds for values-oriented investors. For example, it currently serves as investment adviser and administrator to the Steward Funds, Inc., which are designed to reflect cultural values favored by many Christians. Consistent with its intent to focus on the values-oriented market, CAMCO identified the church bond market as one for which a pooled investment product might be attractive. CAMCO determined that a closed-end interval fund would be a suitable design for a fund investing in illiquid securities but whose shareholders would welcome a certain amount of liquidity. The idea for the Fund was refined through discussions between CAMCO and CPCF, Inc. regarding the church bond market. The concept of a church bond pooled investment vehicle has been discussed from the outset with the directors/trustees of the Capstone Funds, who are also the Trustees of the Fund. Both CAMCO and the Fund's Board of Trustees are fully independent of CPCF, Inc. The relationships with CPCF, Inc., which were described in our February 28, 2005 letter to you, are at arms length and do not cast CPCF, Inc. in the role of "promoter." We have, however, altered the arrangement in one significant way from what was described in our February 28, 2005 letter to you -- the Fund will pay all of its organization expenses. CPCF, Inc. will not pay any of these, or other, Fund expenses, directly or indirectly. We have revised the Fund's registration statement accordingly. CPCF Inc.'s remaining activities with respect to the Fund are as follows:

(a) CPCF, Inc. underwrites church mortgage bonds that may be purchased by the Fund, although the Fund may also purchase bonds from other underwriters, if available. As noted in our letter to you of February 28, 2005, CPCF, Inc. is a major underwriter of church mortgage bonds. Of the total annual church mortgage bond market (about $500 to $750 million annually), CPCF, Inc.'s share is one-third to one-half, or about $175 to $375 million annually. These bonds are purchased by individuals and institutions. The Fund, which will be only one such purchaser, expects to purchase about $4 to $5 million of church mortgage bonds monthly, or about $60 million annually. Although the Fund is likely to invest substantially in bonds underwritten by CPCF, Inc. due to the latter's significant share of the church bond market, the Fund is not required to purchase any bonds, or any amount of bonds, from CPCF, Inc. The Fund may purchase bonds in initial offerings or in the secondary market. CAMCO will make all decisions regarding the Fund's portfolio transactions. When CAMCO contemplates purchasing a bond for the Fund in an initial underwriting, CAMCO will consider, among other things, the reliability of the underwriting criteria used by the particular underwriter, as well as the relative attractiveness of other bonds that may be available in initial offerings or in the secondary market.

(b) CPCF, Inc. plays a similar role in arranging loans for church-related entities that prefer to arrange for loan rather than bond financing. The Fund is authorized to invest in such loans, but such loans, together will any other non-church mortgage bond investments, may not exceed 20% of the Fund's net assets. As is the case with church mortgage bonds, CAMCO will make all decisions as to whether the Fund will invest in any such loans, and if so, which loans.

(c) CPCF, Inc. will be retained by CAMCO to perform credit monitoring with respect to church mortgage bonds and church mortgage loans held by the Fund. As noted in our letter to you of February 28, 2005, CAMCO expects to use a number of sources of research in evaluating securities the Fund holds or which CAMCO is considering for purchase, including various types of research on mortgage markets generally. Because of CPCF, Inc.'s expertise in the church mortgage bond and loan market and because no organization currently provides creditworthiness monitoring for church mortgage bonds or church mortgage loans, CAMCO will retain CPCF, Inc. to provide it with creditworthiness research with respect to the church mortgage bonds and church mortgage loans being considered for purchase by the Fund, as well as ongoing credit monitoring regarding such bonds and loans held by the Fund, whether or not these instruments were underwritten or facilitated by CPCF. Pursuant to a letter agreement to be entered into between CAMCO and CPCF, Inc., CAMCO will pay CPCF, Inc. an annual fee of $20,000 for these services, with the fee to be re-evaluated annually based on the volume of research required. The agreement may be terminated by either party without penalty on 60 days' notice. To the extent other reliable sources of these types of information are, or become, available, CAMCO will consider using these other sources, as well. CAMCO will use credit reports provided by CPCF, Inc., as well as research it obtains from other sources, to help it determine the appropriate credit ratings to be assigned to the various bonds and loans held by the Fund. The credit ratings established by CAMCO, which it may modify from time to time, will be an input into the matrix pricing system used in valuing the Fund's portfolio instruments

(d) Although the Fund expects to purchase most of its bond portfolio in initial offerings and does not expect to be an active trader of church mortgage bonds, it may purchase bonds in the secondary market or sell its portfolio bonds from time to time. Some of such purchases may be from CPCF, Inc., which may be acting either as principal or agent in those transactions. CPCF, Inc. may also, from time to time, be a purchaser of church mortgage bonds the Fund wishes to sell or may act as agent for another purchaser, although the Fund may sell to other purchasers it may identify or through other broker-dealers. As discussed in our February 28, 2005 letter, CPCF, Inc. is one of a number of firms that may offer to purchase or sell bonds in the secondary market Any of these firms may act either as principal or agent in such transactions. Such transactions may be conducted with or through CPCF, Inc. or any other entity that engages in such transactions. Prices for such purchases and sales will be negotiated at arms length by CAMCO with any such purchasers or sellers.

(e) As broker-dealer under a dealer agreement with the Fund's underwriter, Capstone Asset Planning Company, CPCF, Inc. may transmit orders from its clients to purchase shares of the Fund and may act as broker-of-record for those accounts. The Fund will sell its shares through various broker-dealers with whom it has entered into a selected dealer agreement. A dealer that sells Fund shares is entitled to a portion of the front-end sales charge applicable to Fund shares. The Fund also has a Service Plan that permits it to pay, for account maintenance and shareholder services performed with respect to accounts of Fund shareholders, a Service Fee of up to 0.25% on an annual basis of the average daily net assets in those accounts. Any broker-dealer, including CPCF, Inc., whose clients invest in Fund shares would be eligible to receive a portion of the sales charge for shares they sell and the Service Fee with respect to accounts they maintain.

The foregoing relationships are generally comparable to what any fund might have with a broker-dealer that is also an underwriter. As we have clearly disclosed, CPCF, Inc. is the major player in the church mortgage bond market. The extent of the Fund's dealings with CPCF, Inc. is required by the nature of the market, but the Fund's Board of Trustees and CAMCO, not CPCF, Inc., direct the operations of the Fund. We do not believe the foregoing relationships would cause CPCF, Inc. to be deemed a "promoter."

Comment 2. Does CPCF, Inc. pool mortgages for sale, thereby becoming an "issuer" for securities law purposes? If so, would the Fund be a purchaser of such pooled securities? This may raise questions as to whether the Fund was acting as an underwriter of securities issued by CPCF, Inc..

Response: California Baptist Foundation, which is the parent corporation of CPCF, Inc., does issue certificates of participation in a Church Loan Fund. The assets of the Church Loan Fund consist primarily of loans, investments and cash balances. The loans are evidenced by notes and mortgages, deeds to secure debt, or deeds of trust from churches, schools, colleges, universities and other non-profit religious entities secured by real properties, including buildings and improvements located thereon, and/or personal property. Investments may include church mortgage bonds underwritten by CPCF, Inc. CPCF, Inc. itself, however, does not issue pooled instruments. In any event, the Fund does not intend to invest in these participations or in any pools of loans or bonds.

Comment 3. Does CAMCO have prior experience in the church bond market?

As was disclosed under "Investment Objectives, Policies and Risks - Newly Organized Fund," CAMCO does not have prior experience in the church bond market.

Comment 4. If CPCF, Inc. will reimburse CAMCO for a portion of the organization expenses, what are the terms of the arrangement?

Response: As noted earlier, CPCF, Inc. will not pay, directly or indirectly, any portion of the Fund's organization expenses.

Comment 5. What are the terms of CAMCO's retention of CPCF, Inc. to do credit monitoring?

Response: CAMCO will pay CPCF, Inc. $20,000 per year for credit monitoring services. The agreement between CAMCO and CPCF, Inc. is attached.

Comment 6. Is CPCF, Inc. being paid by CAMCO or its affiliates for anything else?

Response: All sources of payment to CPCF, Inc. by CAMCO, its affiliates and the Fund are disclosed in our response to Comment 1.

Comment 7. Is there any family connection or other material relationship between CAMCO and CPCF, Inc.?

Response: There is no family connection or other material relationship between CAMCO and CPCF. Inc.

Comment 8. Has the Board considered the conflicts of interest? What concerns were addressed? What did the Board conclude, and what was the factual basis for their conclusions?

Response: The Board has fully considered the Fund's proposed operations and understands the role and conflicts-of-interest of CPCF, Inc., which are as described in the registration statement and in this letter. The Fund's Trustees understand that CPCF, Inc. is the largest underwriter of church mortgage bonds and that it also facilitates church mortgage loans. The Trustees therefore understand that a substantial portion of the Fund's portfolio will consist of instruments underwritten or facilitated by CPCF, Inc. They understand that CPCF, Inc. will be retained by CAMCO to provide credit-monitoring research for the Fund's portfolio securities and they have been informed of the terms of that retention. The Board also understands that CPCF, Inc. will receive a portion of sales charges on Fund shares sold to its clients and that it will receive Service Fees with respect to those shares. The Board has reviewed and approved the "Conflict of Interest" disclosure in the Fund's Registration Statement. In reviewing the relationship with CPCF, Inc., the Board paid particular attention to questions of valuation and of CAMCO's independence. They carefully questioned CAMCO on these points. They determined that the matrix method adopted for valuing the Fund's portfolio securities included the appropriate relevant factors. They also received assurances from CAMCO that it would be able to, and would, act independently of CPCF, Inc. in managing the Fund's portfolio.

OTHER COMMENTS

Comments Regarding Our February 28, 2005 Response Letter

Comment 9. You questioned our response to Comment 1, that disclosure of a minimum and maximum, as required for a "best efforts" offering, was not appropriate for the type of continuous offering contemplated by the Fund.

Response: Capstone Assets Planning Company, the Fund's distributor, has not undertaken to sell any particular amount of Fund shares by any particular date. Thus, the offering is a "best efforts," rather than a "firm commitment" underwriting. Moreover, because the Fund is engaged in a continuous offering of its Shares, it has not set any termination date for the offering. Thus, no minimum or maximum has been set on the number of shares that will be sold. Additional shares will be registered as required to keep up with demand for shares. We have reviewed registration statements on Form N-2 for certain other closed-end interval funds -- e.g., Munder @Vantage Fund (File Nos. 333-36588; 811-09937) and ING Senior Securities Income Fund (333-91662; 811-10223) -- in which the "best efforts" table was not included, we believe for the reasons we have given.

Comment 10. Regarding the response to Comment 13 in our letter to you of February 28, 2005, you request that we add to the discussion of leverage risks a reference to the fact that leverage will increase the advisory fees paid by the Fund.

Response: The Fund's advisory fees to CAMCO are based on the Fund's net assets. Thus, advisory fees will not increase because of leverage because the borrowed assets are offset by the liability to repay the loan.

Comment 11. In our February 28, 2005 response to Comment 22b, we stated that interest rates for Church Mortgage Bonds are likely to be higher than those for other bonds. You asked that we add this disclosure to the prospectus.

Response: Comment accepted. See "Church Mortgage Bonds."

Comments on Pre-Effective Amendment No. 1, filed February 28, 2005

Comment 12. Add "Offering Costs" to the Pricing Table.

Response: Comment accepted. See footnote (2) to the Pricing Table.

Comment 13. Add to the risk disclosure the risk that shares of the Fund may trade at a discount.

Response: Comment accepted. See the risk discussion in the "Prospectus Summary" and "Special Risk Considerations."

Comment 14. In the Fee Table, omit the "Organization Expenses" line item; this would be part of "Other Expenses," and the footnote should be for "Other Expenses."

Response: Comment accepted. See footnote 5 to the Fee Table.

4. In footnote 7 to the Fee Table, add termination date of expense limit agreement.

Response: Comment accepted.

5. Add the discussion of conflict-of-interest risk to the Summary section.

Response: Comment accepted.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler

OPA/gcw

ATTACHMENT

April ___, 2005

Mr. Edward L. Jaroski

President

Capstone Asset Management Company

5847 San Felipe, Suite 4100

Houston, Texas 77057

Dear Ed:

We would like to thank you for choosing California Plan of Church Finance ("CPCF") as a consultant to Capstone Asset Management Company ("CAMCO"). This letter outlines the specific services that CPCF will be providing and the associated fees. Specifically, we will perform the following:

  We will provide credit research and specific analysis to CAMCO, regarding each church mortgage bond and church mortgage loan, as described in the Capstone Church Bond Fund's prospectus, to be considered by CAMCO for purchase by the Fund or held in the Fund's portfolio. Such analysis will include, as appropriate, consideration of the borrower's (a) financial condition, (b) property valuation, (c) quality and stability of management, (d) geographic location, and (e) other relevant physical or financial risks.

  The initial fee for the above services will be $20,000 per year, paid quarterly in advance.  The fees will be adjusted annually to reflect the amount of services provided to CAMCO based on such factors as the volume of bond issues analyzed for purchase, portfolio holdings reviewed and other related research services.

  Either party may terminate this agreement without penalty by notification in writing, with 60 days' notice. In the event this agreement is terminated, CPCF will be compensated pro rata for any period during which it provides services hereunder and for which it has not been compensated, plus any outstanding reimbursable expenses.
  This agreement shall be governed by the laws of the state of Texas.
  All information furnished by either party to the other, including their respective agents and employees, shall be treated as confidential and shall not be disclosed to third parties except as required by law.
  It is understood:

    that CPCF's services hereunder are of a consulting nature only;

    that CPCF will not furnish advice to the Fund with respect to the desirability of investing in, purchasing or selling securities or other property; and

    that CPCF will not provide services that would cause it to be deemed an investment adviser (as that term is defined in the Investment Company Act of 1940) to the Fund .

This letter serves as our official proposal of services to the Capstone Church Bond Fund

Sincerely,

___________________________

Chester Reid

President

California Plan of Church Finance

Upon your acceptance of this proposal, CPCF will begin providing services as of the effective date of the registration of the Fund.

CAPSTONE ASSET MANAGEMENT COMPANY

By: ____________________

Name: Edward L. Jaroski

Title: President

Date: ___________________